Jan. 29, 2018
PRUDENTIAL WORLD FUND, INC.
PGIM Jennison Global Infrastructure Fund (the “Fund”)

Supplement dated October 10, 2018 to the Currently Effective Summary Prospectus and Prospectus
Effective November 1, 2018, PGIM Investments will enhance the existing contractual expense limitation for the Fund, resulting in lower net annual operating expenses for Class Z and Class R6 shareholders.

To reflect this change, The Fund’s prospectus and summary prospectus are amended, as follows.

1.	In the section entitled Fund Summary - Fund Fees and Expenses, the “Annual Fund Operating Expenses” table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Z	Class R6(1)
Management fees	1.00%	1.00%	1.00%	1.00%
+ Distribution and service (12b-1) fees	0.30%	1.00%	None	None
+ Other expenses	0.59%	0.68%	0.42%	0.35%
= Total annual Fund operating expenses	1.89%	2.68%	1.42%	1.35%
- Fee waiver and/or expense reimbursement	(0.39)%	(0.43)%	(0.25)%	(0.18)%
=Total annual Fund operating expenses after fee waiver and/or expense reimbursement (1)	1.50%	2.25%	1.17%	1.17%

(1)	Formerly known as Class Q

(2)
PGIM Investments LLC (PGIM Investments) has contractually agreed, through February 29, 2020, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.50% of average daily net assets for Class A shares, 2.25% of average daily net assets for Class C shares, 1.17% of average daily net assets for Class Z shares, and 1.17% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to February 29, 2020 without the prior approval of the Fund’s Board of Directors.

(3)
The distributor of the Fund has contractually agreed until February 29, 2020 to limit the Fund’s Class A distribution and service (12b-1) fees to 0.25% of the Fund’s Class A average daily net assets. This waiver may not be terminated prior to February 29, 2020 without the approval of the Fund’s Board of Directors.

2.	In the section entitled Fund Summary - Fund Fees and Expenses - Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$694	$1,076	$1,481	$2,610	$694	$1,076	$1,481	$2,610
Class C	$328	$792	$1,382	$2,981	$228	$792	$1,382	$2,981
Class Z	$119	$425	$753	$1,680	$119	$425	$753	$1,680
Class R6 (1)	$119	$410	$722	$1,608	$119	$410	$722	$1,608

(1)	Formerly known as Class Q